SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Number of operating segments	3	3	3	3
Number of reportable segments	3	3	3	3
Net Revenues	¥ 412,016		¥ 395,715	¥ 411,998
Cost of revenues	(238,742)		(245,945)	(274,036)
GROSS PROFIT	173,274	$ 24,957	149,770	137,962
Better Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	270,577		241,635	236,447
Cost of revenues	(171,298)		(157,867)	(168,144)
GROSS PROFIT	99,279		83,768	68,303
Better Schools [Member] | Tutoring [Member]
Segment Reporting Information [Line Items]
Net Revenues	47,985		54,888	68,203
Cost of revenues	(33,465)		(41,048)	(52,728)
GROSS PROFIT	14,520		13,840	15,475
Better Schools [Member] | K12 Schools [Member]
Segment Reporting Information [Line Items]
Net Revenues	222,592		186,747	168,244
Cost of revenues	(137,833)		(116,819)	(115,416)
GROSS PROFIT	84,759		69,928	52,828
Better Job [Member] | Career Enhancement [Member]
Segment Reporting Information [Line Items]
Net Revenues	141,439		154,080	175,551
Cost of revenues	(67,444)		(88,078)	(105,892)
GROSS PROFIT	¥ 73,995		¥ 66,002	¥ 69,659